Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks		$ 19,505	$ 15,705
Investment securities
Held-to-maturity (fair value $43,723 and $42,435, respectively)		44,362	42,991
Available-for-sale ($689 and $755 pledged as collateral, respectively)	[1]	68,137	66,284
Loans held for sale (including $3,534 and $4,822 of mortgage loans carried at fair value, respectively)		3,554	4,826
Loans
Commercial		97,561	93,386
Commercial real estate		40,463	43,098
Residential mortgages		59,783	57,274
Credit card		22,180	21,749
Other retail		57,324	53,864
Total loans, excluding covered loans		277,311	269,371
Covered loans		3,121	3,836
Total loans		280,432	273,207
Less allowance for loan losses		(3,925)	(3,813)
Net loans		276,507	269,394
Premises and equipment		2,432	2,443
Goodwill		9,434	9,344
Other intangible assets		3,228	3,303
Other assets (including $238 and $314 of trading securities at fair value pledged as collateral, respectively)	[1]	34,881	31,674
Total assets		462,040	445,964
Deposits
Noninterest-bearing		87,557	86,097
Interest-bearing	[2]	259,658	248,493
Total deposits		347,215	334,590
Short-term borrowings		16,651	13,963
Long-term debt		32,259	33,323
Other liabilities		16,249	16,155
Total liabilities		412,374	398,031
Shareholders' equity
Preferred stock		5,419	5,501
Common stock, par value $0.01 a share - authorized: 4,000,000,000 shares; issued: 2017 and 2016 - 2,125,725,742 shares		21	21
Capital surplus		8,464	8,440
Retained earnings		54,142	50,151
Less cost of common stock in treasury: 2017 - 470,080,231 shares; 2016 - 428,813,585 shares		(17,602)	(15,280)
Accumulated other comprehensive income (loss)		(1,404)	(1,535)
Total U.S. Bancorp shareholders' equity		49,040	47,298
Noncontrolling interests		626	635
Total equity		49,666	47,933
Total liabilities and equity		$ 462,040	$ 445,964

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	Includes time deposits greater than $250,000 balances of $6.8 billion and $3.0 billion at December 31, 2017 and 2016, respectively.